Summary of Significant Accounting Policies - Schedule of Lease Cost (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cost of revenues and operating expenses [Member]
Operating lease cost	¥ 114,311	$ 15,661	¥ 119,484	¥ 128,081
Cost of other leases with terms less than one year	91,446	12,528	91,815	87,603
Cost of Revenues [Member]
Operating lease cost	12,175	1,668	15,193	21,695
Cost of other leases with terms less than one year	86,576	11,861	82,975	79,274
Operating Expenses [Member]
Operating lease cost	102,136	13,993	104,291	106,386
Cost of other leases with terms less than one year	¥ 4,870	$ 667	¥ 8,840	¥ 8,329